Document and Entity Information	Nov. 21, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	GENERAL ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000040545
Document Type	8-K
Document Period End Date	Nov. 21, 2022
Entity Incorporation State Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
A 1250 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
A 0875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
A 1875 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
A 1500 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
A 75 Guaranteed Subordinated Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
A 2125 Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE